Goodwill (Details)	12 Months Ended
Jun. 30, 2018 USD ($)
Intangible Assets, Net/Goodwill [Abstract]
Beginning Balance, Goodwill	$ 195,080
Reverse of goodwill arising from acquisition of Judge China	(26,302)
Foreign currency translation adjustment	4,782
Ending Balance, Goodwill	$ 173,560